Common Stock and Stock Plans (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Common Stock Shares
Table 12.1 presents our reserved, issued and authorized shares of common stock at December 31, 2023.

Table 12.1: Common Stock Shares

Number of shares
Shares reserved (1)	259,837,463
Shares issued	5,481,811,474
Shares not reserved or issued	3,258,351,063
Total shares authorized	9,000,000,000
(1)Shares reserved for employee stock plans (employee restricted share rights, performance share awards, 401(k), and deferred compensation plans), convertible securities, dividend reinvestment and common stock purchase plans, and director plans.

Stock Compensation Expense
Table 12.2 summarizes the major components of stock compensation expense and the related recognized tax benefit.
Table 12.2: Stock Compensation Expense

	Year ended December 31,
(in millions)	2023	2022	2021
RSRs	$1,069	947	931
Performance shares (1)	53	31	74
Total stock compensation expense	$1,122	978	1,005
Related recognized tax benefit	$277	242	248
(1)Compensation expense fluctuates with the estimated outcome of satisfying performance conditions and, for certain awards, changes in our stock price.
Restricted Share Rights	A summary of the status of our RSRs at December 31, 2023, and changes during 2023 is presented in Table 12.3.
Table 12.3: Restricted Share Rights

	Number	Weighted- average grant-date fair value
Nonvested at January 1, 2023	53,237,143	$42.44
Granted	29,938,962	44.15
Vested	(21,562,727)	42.92
Canceled or forfeited	(2,066,131)	43.91
Nonvested at December 31, 2023	59,547,247	43.07

Performance Share Awards
A summary of the status of our PSAs at December 31, 2023, and changes during 2023 is in Table 12.4, based on the performance adjustments recognized as of December 2023.

Table 12.4: Performance Share Awards

	Number	Weighted- average grant-date fair value (1)
Nonvested at January 1, 2023	4,508,337	$36.81
Granted	1,193,556	44.33
Vested	(766,527)	42.67
Canceled or forfeited	(647,543)	45.73
Nonvested at December 31, 2023	4,287,823	36.51
(1)Reflects approval date fair value for grants subject to variable accounting.

Wells Fargo ESOP Fund	presents the information related to the Wells Fargo ESOP Fund and the dividends paid to the 401(k) Plan.
Table 12.5: Wells Fargo ESOP Fund

	December 31,
(in millions, except shares)	2023	2022	2021
Allocated shares outstanding (common)	144,140,446	152,438,152	149,638,081
Unreleased shares outstanding (common)	—	10,329,650	—
Fair value of unreleased shares outstanding (common)	$—	427	—
Unreleased shares outstanding (preferred)	—	—	609,434
Conversion value of unreleased ESOP preferred shares	$—	—	609
Fair value of unreleased ESOP preferred shares based on redemption	—	—	700

	Year ended December 31,
Dividends paid on (in millions):	2023	2022	2021
Allocated shares (common)	$161	134	74
Unreleased shares (common) (1)	13	4	—
Unreleased shares (preferred)	—	36	66
(1)Included dividends paid in fourth quarter 2023 after shares were released and prior to allocation to participants.